SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable and prepaid expenses	$ (294)	$ (47)
Inventory	(5,635)	(9,177)
Value added taxes recoverable	(574)	(8,044)
Trade payables and accrued liabilities	2,904	1,487
Changes in non-cash working capital	$ (3,599)	$ (15,781)